Submission	Sep. 06, 2024
Submission [Line Items]
Central Index Key	0000714395
Registrant Name	GERMAN AMERICAN BANCORP, INC.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES